ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
Warranty reserve is included in accrued expenses on the accompanying consolidated balance sheet.
Warranty Reserve
January 1, 2015	$9,000
Warranty reserve expense	6,000
Warranty claims settled and true-up of accrual	(6,000)
December 31, 2015	$9,000
Warranty reserve acquired in IMT acquisition	167,000
Warranty reserve expense	52,000
Warranty claims settled and true-up of accrual	(46,000)
December 31, 2016	$182,000

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis and non-recurring December 31, 2016, consistent with the fair value hierarchy provisions:
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets (non-recurring):
Capitalized software development costs	$—	$—	$1,359,000	$1,359,000
Total	$—	$—	$1,359,000	$1,359,000
Liabilities:
	$—	$—	$—	$—
Derivative liability	—	—	1,183,000	1,183,000
Total	$—	$—	$1,183,000	$1,183,000

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2015, consistent with the fair value hierarchy provisions:
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets (non-recurring):
Capitalized software development costs	$—	$—	$7,147,000	$7,147,000
Total	$—	$—	$7,147,000	$7,147,000
Liabilities:
	$—	$—	$—	$—
Derivative liability	—	—	1,284,000	1,284,000
Total	$—	$—	$1,284,000	$1,284,000